Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Equity [abstract]
Preferred securities issued by subsidiaries	¥ 730,153	¥ 870,979
Others	502,827	634,022
Total non-controlling interests	¥ 1,232,980	¥ 1,505,001